UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015
Date of reporting period: June 30, 2015

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Value Portfolio ("Fund") delivered a total return on net asset value of 2.74% for the six-month period ended June 30, 2015 ("Period"). Over the same Period, the Standard & Poor's 500® Index ("Index") returned 1.23%.

The sectors1 within the Index that reported the strongest performance over the Period were Health Care, Consumer Discretionary, and Telecommunication Services. The sectors within the Index that reported the weakest performance over the Period were Utilities, Energy, and Industrials.

The Fund's Absolute Performance

Consumer Discretionary companies were the most important contributor2 to the Fund's absolute performance during the Period. Amazon3 (the Fund's third largest holding, as of June 30, 2015) was the most important contributor to the Fund's performance during the Period. Liberty Global was another Consumer Discretionary holding that was among the top contributors to performance. Las Vegas Sands and Compagnie Financiere Richemont were among the most important detractors from performance.

Health Care companies were the second most important contributor to the Fund's absolute performance. Valeant Pharmaceuticals International, UnitedHealth Group, and Laboratory Corp. of America Holdings were among the most important contributors to performance.

Energy companies were the most important detractor from the Fund's absolute performance. Encana and Cabot Oil & Gas were among the top detractors from performance.

Material companies were also an important detractor from the Fund's absolute performance. Praxair was among the leading detractors from performance during the Period.

Other important contributors to the Fund's absolute performance included Julius Baer Group, JPMorgan Chase, and Wells Fargo (the Fund's largest holding, as of June 30, 2015). Other important detractors from the Fund's absolute performance included American Express (the Fund's second largest holding, as of June 30, 2015), Berkshire Hathaway, and ACE. The Fund no longer holds Julius Baer Group.

The Fund had approximately 15% of its net assets invested in foreign companies at June 30, 2015. As a whole, those foreign companies underperformed the domestic companies held by the Fund.

The Fund's Relative Performance

Consumer Discretionary companies were the most important contributor to the Fund's performance relative to the Index over the Period. The Fund benefited from its Consumer Discretionary holdings outperforming the corresponding sector within the Index; the Fund also benefited from a higher average weighting in this sector.

Health Care companies were the second most important contributor to the Fund's relative performance. The Fund's Health Care companies outperformed the corresponding sector within the Index; however, the Fund did suffer relative to the Index as a result of a lower average weighting in this sector.

Financial companies were the most important detractor from the Fund's relative performance. The Fund and Index both reported slightly negative performance returns for the Period. The Fund had a much higher average weighting in Financial companies than the Index.

Material companies also detracted from the Fund's relative performance, primarily as a result of stock selection. The Fund's Material companies underperformed the corresponding sector within the Index.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	3.66%	13.86%	6.10%	5.19%	0.62%	0.62%
Standard & Poor's 500® Index	7.42%	17.34%	7.89%	4.50%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.93%	Diversified Financials	18.42%	5.13%
Common Stock (Foreign)	14.82%	Banks	14.43%	6.22%
Short-Term Investments	3.31%	Information Technology	12.21%	19.66%
Other Assets & Liabilities	(0.06)%	Retailing	11.56%	4.78%
	100.00%	Health Care	10.57%	15.51%
		Energy	7.28%	7.84%
		Materials	5.76%	3.17%
		Food, Beverage & Tobacco	3.58%	5.13%
		Media	3.27%	3.66%
		Capital Goods	2.88%	7.41%
		Insurance	2.75%	2.73%
		Food & Staples Retailing	2.49%	2.38%
		Consumer Services	2.23%	1.80%
		Transportation	1.30%	2.07%
		Other	1.27%	12.51%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/15 Net Assets)

Wells Fargo & Co.	Banks	7.98%
American Express Co.	Consumer Finance	6.65%
Amazon.com, Inc.	Retailing	6.28%
Google Inc.*	Software & Services	5.94%
Bank of New York Mellon Corp.	Capital Markets	4.11%
JPMorgan Chase & Co.	Banks	3.89%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.41%
Express Scripts Holding Co.	Health Care Equipment & Services	3.28%
Liberty Global PLC, Series C	Media	3.17%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.50%

*Google Inc. holding includes Class A and Class C.

4

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2015. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/15)	Ending Account Value (06/30/15)	Expenses Paid During Period* (01/01/15-06/30/15)

Actual	$1,000.00	$1,027.38	$3.12
Hypothetical	$1,000.00	$1,021.72	$3.11

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.75%)
CONSUMER DISCRETIONARY – (17.74%)
Consumer Durables & Apparel – (1.23%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	43,800	$3,562,747
Hunter Douglas N.V. (Netherlands)	16,499	735,664
		4,298,411
Consumer Services – (2.16%)
Las Vegas Sands Corp.	143,370	7,536,961
Media – (3.17%)
Liberty Global PLC, Series C *	218,180	11,046,453
Retailing – (11.18%)
Advance Auto Parts, Inc.	16,650	2,652,179
Amazon.com, Inc. *	50,480	21,912,863
CarMax, Inc. *	104,780	6,937,484
Liberty Interactive Corp., Liberty Ventures, Series A *	24,083	945,739
Liberty Interactive Corp., QVC Group, Series A *	60,624	1,682,316
Liberty TripAdvisor Holdings Inc., Series A *	12,958	417,507
Priceline Group Inc. *	3,860	4,444,288
		38,992,376
	Total Consumer Discretionary	61,874,201
CONSUMER STAPLES – (5.88%)
Food & Staples Retailing – (2.41%)
Costco Wholesale Corp.	62,260	8,408,836
Food, Beverage & Tobacco – (3.47%)
Diageo PLC, ADR (United Kingdom)	63,733	7,395,577
Heineken Holding N.V. (Netherlands)	66,921	4,696,501
		12,092,078
	Total Consumer Staples	20,500,914
ENERGY – (7.04%)
Cabot Oil & Gas Corp.	265,930	8,387,432
Encana Corp. (Canada)	706,730	7,788,165
EOG Resources, Inc.	67,130	5,877,231
Ultra Petroleum Corp. *	200,550	2,510,886
	Total Energy	24,563,714
FINANCIALS – (34.44%)
Banks – (13.96%)
Citizens Financial Group Inc.	143,510	3,919,258
JPMorgan Chase & Co.	200,008	13,552,542
Standard Chartered PLC (United Kingdom)	211,650	3,388,736
Wells Fargo & Co.	494,944	27,835,651
		48,696,187
Diversified Financials – (17.82%)
Capital Markets – (5.59%)
Bank of New York Mellon Corp.	341,400	14,328,558
Charles Schwab Corp.	158,970	5,190,371
		19,518,929
Consumer Finance – (6.65%)
American Express Co.	298,359	23,188,461
Diversified Financial Services – (5.58%)
Berkshire Hathaway Inc., Class A *	58	11,881,300

6

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Moody's Corp.	24,730	$2,669,851
Visa Inc., Class A	72,960	4,899,264
		19,450,415
		62,157,805
Insurance – (2.66%)
Multi-line Insurance – (1.29%)
Fairfax Financial Holdings Ltd. (Canada)	650	321,100
Loews Corp.	108,160	4,165,241
		4,486,341
Property & Casualty Insurance – (1.37%)
ACE Ltd.	36,920	3,754,026
Markel Corp. *	1,290	1,032,877
		4,786,903
		9,273,244
	Total Financials	120,127,236
HEALTH CARE – (10.22%)
Health Care Equipment & Services – (8.60%)
Express Scripts Holding Co. *	128,590	11,436,795
Laboratory Corp. of America Holdings *	47,790	5,793,104
Quest Diagnostics Inc.	59,320	4,301,886
UnitedHealth Group Inc.	69,370	8,463,140
		29,994,925
Pharmaceuticals, Biotechnology & Life Sciences – (1.62%)
Valeant Pharmaceuticals International, Inc. (Canada)*	25,490	5,662,603
	Total Health Care	35,657,528
INDUSTRIALS – (4.05%)
Capital Goods – (2.79%)
Orascom Construction Ltd. (United Arab Emirates)*	14,625	189,247
PACCAR Inc.	54,990	3,508,912
Precision Castparts Corp.	22,490	4,495,076
Schneider Electric SE (France)	22,180	1,531,366
		9,724,601
Transportation – (1.26%)
Kuehne & Nagel International AG (Switzerland)	30,249	4,015,082
Wesco Aircraft Holdings, Inc. *	25,330	383,750
		4,398,832
	Total Industrials	14,123,433
INFORMATION TECHNOLOGY – (11.81%)
Semiconductors & Semiconductor Equipment – (2.50%)
Texas Instruments Inc.	169,120	8,711,371
Software & Services – (9.31%)
Google Inc., Class A *	19,520	10,541,581
Google Inc., Class C *	19,573	10,187,942
Microsoft Corp.	88,210	3,894,472
Oracle Corp.	76,900	3,099,070
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	46,830	3,169,923

7

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2015 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	SouFun Holdings Ltd., Class A, ADR (China)	191,140	$1,607,487
			32,500,475
		Total Information Technology	41,211,846
MATERIALS – (5.57%)
	Ecolab Inc.	42,700	4,828,089
	Lafarge S.A. (France)	103,160	6,813,067
	OCI N.V. (Netherlands)*	29,250	826,647
	Praxair, Inc.	58,190	6,956,614
		Total Materials	19,424,417
	TOTAL COMMON STOCK – (Identified cost $206,867,537)		337,483,289
SHORT-TERM INVESTMENTS – (3.31%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $4,922,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%-4.00%, 02/20/30-06/01/45, total market value $5,020,440)	$4,922,000	4,922,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $4,217,015 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 11/15/17-05/20/65, total market value $4,301,340)	4,217,000	4,217,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $2,410,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-4.00%, 12/01/17-10/01/44, total market value $2,458,200)	2,410,000	2,410,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,549,000)		11,549,000
	Total Investments – (100.06%) – (Identified cost $218,416,537) – (a)		349,032,289
	Liabilities Less Other Assets – (0.06%)		(214,884)
	Net Assets – (100.00%)		$348,817,405

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $219,923,451. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$142,234,134
	Unrealized depreciation		(13,125,296)
	Net unrealized appreciation		$129,108,838

See Notes to Financial Statements

8

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2015 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$349,032,289
Cash	39,833
Cash - foreign currencies**	30,158
Receivables:
Capital stock sold	26,084
Dividends and interest	228,577
Prepaid expenses	2,806
Total assets	349,359,747
LIABILITIES:
Payables:
Capital stock redeemed	325,808
Accrued investment advisory fee	178,541
Other accrued expenses	37,993
Total liabilities	542,342
NET ASSETS	$348,817,405
SHARES OUTSTANDING	30,000,787
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.63
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$30,001
Additional paid-in capital	189,200,821
Undistributed net investment income	1,965,517
Accumulated net realized gains from investments and foreign currency transactions	27,008,682
Net unrealized appreciation on investments and foreign currency transactions	130,612,384
Net Assets	$348,817,405

*Including:
Cost of Investments	$218,416,537

**Cost of cash - foreign currencies	30,158
See Notes to Financial Statements

9

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$3,130,841
Interest		6,718
Net securities lending fees		10,635
Total income		3,148,194
Expenses:
Investment advisory fees (Note 3)	$984,467
Custodian fees	36,439
Transfer agent fees	9,663
Audit fees	10,920
Legal fees	3,674
Accounting fees (Note 3)	3,996
Reports to shareholders	12,001
Directors' fees and expenses	41,033
Registration and filing fees	112
Miscellaneous	10,957
Total expenses		1,113,262
Net investment income		2,034,932
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		20,325,545
Foreign currency transactions		6,994
Net realized gain		20,332,539
Net decrease in unrealized appreciation		(12,679,048)
Net realized and unrealized gain on investments and foreign currency transactions		7,653,491
Net increase in net assets resulting from operations		$9,688,423

*Net of foreign taxes withheld as follows		$97,743

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
OPERATIONS:
Net investment income	$2,034,932	$3,094,645
Net realized gain from investments and foreign currency transactions	20,332,539	75,593,880
Net decrease in unrealized appreciation on investments and foreign currency transactions	(12,679,048)	(56,348,187)
Net increase in net assets resulting from operations	9,688,423	22,340,338
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,407,176)
Realized gains from investment transactions	–	(73,745,408)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(25,996,388)	23,686,496
Total decrease in net assets	(16,307,965)	(31,125,750)
NET ASSETS:
Beginning of period	365,125,370	396,251,120
End of period*	$348,817,405	$365,125,370

*Including undistributed net investment income (loss) of	$1,965,517	$(69,415)

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$61,874,201	$–	$–	$61,874,201
Consumer Staples	20,500,914	–	–	20,500,914
Energy	24,563,714	–	–	24,563,714
Financials	120,127,236	–	–	120,127,236
Health Care	35,657,528	–	–	35,657,528
Industrials	14,123,433	–	–	14,123,433
Information Technology	41,211,846	–	–	41,211,846
Materials	19,424,417	–	–	19,424,417
Short-term securities	–	11,549,000	–	11,549,000
Total Investments	$337,483,289	$11,549,000	$–	$349,032,289

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$4,298,411
Consumer Staples	4,696,501
Industrials	5,546,448
Materials	7,639,714
Total	$22,181,074

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2015.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2015 were $32,836,235 and $53,544,570, respectively.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2015 amounted to $3,996.

NOTE 4 - CAPITAL STOCK

At June 30, 2015, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2015 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	219,147	–	(2,461,364)	(2,242,217)
Value:	$2,536,552	$–	$(28,532,940)	$(25,996,388)

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	573,457	6,726,467	(4,462,207)	2,837,717
Value:	$7,836,605	$77,152,584	$(61,302,693)	$23,686,496

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2015.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2015, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

15

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2015	Year ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.32	$13.48	$10.93	$10.47	$11.97	$10.75
Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.12	0.12	0.20	0.13	0.11
Net Realized and Unrealized Gains (Losses)	0.24	0.73	3.53	1.16	(0.63)	1.26
Total from Investment Operations	0.31	0.85	3.65	1.36	(0.50)	1.37
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.13)	(0.12)	(0.19)	(0.10)	(0.15)
Distributions from Realized Gains	–	(2.88)	(0.98)	(0.71)	(0.90)	–
Total Dividends and Distributions	–	(3.01)	(1.10)	(0.90)	(1.00)	(0.15)
Net Asset Value, End of Period	$11.63	$11.32	$13.48	$10.93	$10.47	$11.97
Total Return[a]	2.74%	6.06%	33.43%	13.08%	(4.18)%	12.76%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$348,817	$365,125	$396,251	$345,556	$351,369	$472,734
Ratio of Expenses to Average Net Assets:
Gross	0.62%[b]	0.62%	0.62%	0.64%	0.63%	0.63%
Net[c]	0.62%[b]	0.62%	0.62%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.14%[b]	0.82%	0.84%	1.63%	1.15%	1.03%
Portfolio Turnover Rate[d]	10%	26%	10%	10%	13%	21%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, annually determines whether to approve the continuance of each Davis Fund's Advisory Agreement with Davis Selected Advisers, L.P. and Sub-Advisory Agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2015. As part of this comprehensive review process, Davis Advisors provided the Independent Directors with material, including recent investment performance data, that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information that they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term, after all costs;

2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

17

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund, (ii) profitability of the Fund to Davis Advisors, (iii) the extent to which economies of scale might be realized if the Fund's net assets increase, and (iv) whether the fixed fee reflected those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds are more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly larger number of shareholders, and managing trading is more complex because of the greater frequency of fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Value Portfolio underperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500"), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500 since its inception on July 1, 1999, all periods ended February 28, 2015.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all large-cap core funds underlying variable insurance products (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe and Lipper Index over the one-, two-, three-, four-, and five-year time periods, all periods ended December 31, 2014. During the ten-year time period, the Fund outperformed the Lipper Index, but underperformed the Performance Universe, period ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 5 out of 11 rolling five-year time periods and outperformed the Lipper Variable Annuities-Large Cap Core category ("VA-LCC") in 8 out of 11 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2014. The Fund outperformed the S&P 500 in 3 out of 6 rolling ten-year time periods and outperformed the VA-LCC Lipper category in 5 out of 6 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2014.

The Independent Directors considered Davis Value Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Lipper. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2016.

18

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

19

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

20

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

21

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio ("Fund") delivered a total return on net asset value of 3.07% for the six-month period ended June 30, 2015 ("Period"). Over the same Period, the Standard & Poor's 500® Index ("Index"), as a whole, returned 1.23%, while the Index's Financial sector1 holdings saw a slightly negative return.

The Fund's Absolute Performance

Diversified Financial companies represented a significant percentage of the Fund and were the most important contributor2 to the Fund's absolute performance over the Period. Julius Baer Group3, Moody's, Goldman Sachs Group, and Bank of New York Mellon were among the most important contributors to performance. American Express (the Fund's third largest holding, as of June 30, 2015) and Berkshire Hathaway were among the most important detractors from performance.

Insurance companies were the second most important contributor to the Fund's absolute performance. Markel (the Fund's second largest holding, as of June 30, 2015), Everest Re Group, and American International Group were among the most important contributors to performance. ACE, Loews, and Chubb were among the most important detractors from performance.

Banking companies also made positive contributions to the Fund's absolute performance. Citizens Financial Group, JPMorgan Chase, and Wells Fargo (the Fund's largest holding, as of June 30, 2015) were among the top contributors to performance. ICICI Bank, Standard Chartered, and U.S. Bancorp were among the most important detractors from performance.

The Fund had approximately 12% of its net assets invested in foreign companies at June 30, 2015. As a whole, those companies outperformed the domestic companies held by the Fund.

The Fund's Relative Performance

The Fund outperformed the Index over the Period. The Fund's Financial holdings outperformed the corresponding sector within the Index. At the industry group level, the Fund's Diversified Financial, Banking, and Insurance holdings outperformed the corresponding industry group within the Index.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	9.69%	14.81%	5.70%	5.17%	0.69%	0.69%
Standard & Poor's 500® Index	7.42%	17.34%	7.89%	4.50%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	87.36%	Diversified Financials	44.77%	5.13%
Common Stock (Foreign)	11.60%	Insurance	27.33%	2.73%
Short-Term Investments	1.18%	Banks	25.36%	6.22%
Other Assets & Liabilities	(0.14)%	Information Technology	2.54%	19.66%
	100.00%	Health Care	–	15.51%
		Energy	–	7.84%
		Capital Goods	–	7.41%
		Food, Beverage & Tobacco	–	5.13%
		Retailing	–	4.78%
		Media	–	3.66%
		Other	–	21.93%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/15 Net Assets)

Wells Fargo & Co.	Banks	9.38%
Markel Corp.	Property & Casualty Insurance	7.53%
American Express Co.	Consumer Finance	6.97%
Bank of New York Mellon Corp.	Capital Markets	6.88%
Visa Inc., Class A	Diversified Financial Services	5.71%
JPMorgan Chase & Co.	Banks	4.88%
Everest Re Group, Ltd.	Reinsurance	4.59%
Citizens Financial Group Inc.	Banks	4.57%
ACE Ltd.	Property & Casualty Insurance	4.22%
Marsh & McLennan Cos, Inc.	Insurance Brokers	3.82%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2015. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/15)	Ending Account Value (06/30/15)	Expenses Paid During Period* (01/01/15-06/30/15)

Actual	$1,000.00	$1,030.71	$3.47
Hypothetical	$1,000.00	$1,021.37	$3.46

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.69%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.96%)
FINANCIALS – (96.45%)
Banks – (25.10%)
Citizens Financial Group Inc.	122,620	$3,348,752
ICICI Bank Ltd., ADR (India)	62,390	650,104
JPMorgan Chase & Co.	52,690	3,570,274
Standard Chartered PLC (United Kingdom)	113,500	1,817,253
U.S. Bancorp	48,870	2,120,958
Wells Fargo & Co.	122,070	6,865,217
		18,372,558
Diversified Financials – (44.30%)
Capital Markets – (20.67%)
Bank of New York Mellon Corp.	120,010	5,036,820
Brookfield Asset Management Inc., Class A (Canada)	61,760	2,157,277
Charles Schwab Corp.	75,950	2,479,767
Goldman Sachs Group, Inc.	13,130	2,741,413
Julius Baer Group Ltd. (Switzerland)	48,494	2,720,477
		15,135,754
Consumer Finance – (9.05%)
American Express Co.	65,620	5,099,987
Capital One Financial Corp.	17,320	1,523,640
		6,623,627
Diversified Financial Services – (14.58%)
Berkshire Hathaway Inc., Class A *	8	1,638,800
Cielo S.A. (Brazil)	81,528	1,149,065
McGraw Hill Financial Inc.	17,800	1,788,010
Moody's Corp.	17,800	1,921,688
Visa Inc., Class A	62,230	4,178,744
		10,676,307
		32,435,688
Insurance – (27.05%)
Insurance Brokers – (3.82%)
Marsh & McLennan Cos, Inc.	49,330	2,797,011
Multi-line Insurance – (4.97%)
American International Group, Inc.	38,690	2,391,816
Loews Corp.	32,380	1,246,954
		3,638,770
Property & Casualty Insurance – (13.67%)
ACE Ltd.	30,390	3,090,055
Chubb Corp.	14,770	1,405,218
Markel Corp. *	6,885	5,512,682
		10,007,955
Reinsurance – (4.59%)
Everest Re Group, Ltd.	18,450	3,358,084
		19,801,820
	Total Financials	70,610,066

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2015 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.51%)
Software & Services – (2.51%)
	Google Inc., Class A *	1,730	$934,269
	Google Inc., Class C *	1,735	903,085
		Total Information Technology	1,837,354
	TOTAL COMMON STOCK – (Identified cost $41,147,576)		72,447,420
SHORT-TERM INVESTMENTS – (1.18%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $369,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%-4.00%, 02/20/30-06/01/45, total market value $376,380)	$369,000	369,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $315,001 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-7.50%, 08/15/23-05/15/45, total market value $321,300)	315,000	315,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $180,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.028%-2.895%, 04/01/25-10/01/44, total market value $183,600)	180,000	180,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $864,000)		864,000
	Total Investments – (100.14%) – (Identified cost $42,011,576) – (a)		73,311,420
	Liabilities Less Other Assets – (0.14%)		(99,025)
		Net Assets – (100.00%)	$73,212,395

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $42,013,490. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$31,361,160
	Unrealized depreciation		(63,230)
		Net unrealized appreciation	$31,297,930

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2015 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$73,311,420
Cash	8,098
Receivables:
Capital stock sold	3,414
Dividends and interest	70,052
Prepaid expenses	516
Total assets	73,393,500
LIABILITIES:
Payables:
Capital stock redeemed	120,703
Accrued investment advisory fee	37,192
Other accrued expenses	23,210
Total liabilities	181,105
NET ASSETS	$73,212,395
SHARES OUTSTANDING	4,740,307
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.44
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,740
Additional paid-in capital	37,438,842
Undistributed net investment income	338,926
Accumulated net realized gains from investments and foreign currency transactions	4,130,043
Net unrealized appreciation on investments and foreign currency transactions	31,299,844
Net Assets	$73,212,395

*Including:
Cost of Investments	$42,011,576

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$605,311
Interest		573
Total income		605,884
Expenses:
Investment advisory fees (Note 3)	$204,167
Custodian fees	13,952
Transfer agent fees	6,323
Audit fees	9,660
Legal fees	955
Accounting fees (Note 3)	1,002
Reports to shareholders	2,250
Directors' fees and expenses	10,976
Registration and filing fees	22
Miscellaneous	5,717
Total expenses		255,024
Net investment income		350,860
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,515,746
Foreign currency transactions		(1,776)
Net realized gain		3,513,970
Net decrease in unrealized appreciation		(1,592,128)
Net realized and unrealized gain on investments and foreign currency transactions		1,921,842
Net increase in net assets resulting from operations		$2,272,702

*Net of foreign taxes withheld as follows		$2,669

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
OPERATIONS:
Net investment income	$350,860	$736,378
Net realized gain from investments and foreign currency transactions	3,513,970	8,865,413
Net decrease in unrealized appreciation on investments and foreign currency transactions	(1,592,128)	(436,144)
Net increase in net assets resulting from operations	2,272,702	9,165,647
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(909,661)
Realized gains from investment transactions	–	(8,532,944)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(6,919,793)	(2,744,465)
Total decrease in net assets	(4,647,091)	(3,021,423)
NET ASSETS:
Beginning of period	77,859,486	80,880,909
End of period*	$73,212,395	$77,859,486

*Including undistributed net investment income (loss) of	$338,926	$(11,934)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$70,610,066	$–	$–	$70,610,066
Information Technology	1,837,354	–	–	1,837,354
Short-term securities	–	864,000	–	864,000
Total Investments	$72,447,420	$864,000	$–	$73,311,420

Level 2 to Level 1 Transfers*:
Financials	$3,869,542

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2015.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2015 were $2,252,092 and $7,536,736, respectively.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2015 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2015, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2015 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	84,368	–	(542,902)	(458,534)
Value:	$1,260,396	$–	$(8,180,189)	$(6,919,793)

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	157,075	623,274	(944,834)	(164,485)
Value:	$2,531,609	$9,442,605	$(14,718,679)	$(2,744,465)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2015.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2015	Year ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.98	$15.08	$11.55	$9.98	$11.00	$9.98

Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.17	0.13	0.12	0.14	0.12
Net Realized and Unrealized Gains (Losses)	0.39	1.79	3.48	1.75	(1.01)	0.99
Total from Investment Operations	0.46	1.96	3.61	1.87	(0.87)	1.11

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.20)	(0.08)	(0.23)	(0.15)	(0.09)
Distributions from Realized Gains	–	(1.86)	–	–[a]	–	–
Return of Capital	–	–	–	(0.07)	–	–
Total Dividends and Distributions	–	(2.06)	(0.08)	(0.30)	(0.15)	(0.09)
Net Asset Value, End of Period	$15.44	$14.98	$15.08	$11.55	$9.98	$11.00

Total Return[b]	3.07%	12.85%	31.26%	18.83%	(7.96)%	11.10%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$73,212	$77,859	$80,881	$67,255	$60,834	$82,403
Ratio of Expenses to Average Net Assets:
Gross	0.69%[c]	0.68%	0.68%	0.69%	0.69%	0.69%
Net[d]	0.69%[c]	0.68%	0.68%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	0.95%[c]	0.96%	0.90%	0.98%	0.99%	0.99%
Portfolio Turnover Rate[e]	3%	32%	2%	16%	11%	2%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, annually determines whether to approve the continuance of each Davis Fund's Advisory Agreement with Davis Selected Advisers, L.P. and Sub-Advisory Agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2015. As part of this comprehensive review process, Davis Advisors provided the Independent Directors with material, including recent investment performance data, that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information that they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term, after all costs;

2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund, (ii) profitability of the Fund to Davis Advisors, (iii) the extent to which economies of scale might be realized if the Fund's net assets increase, and (iv) whether the fixed fee reflected those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds are more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly larger number of shareholders, and managing trading is more complex because of the greater frequency of fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Financial Portfolio underperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500"), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500 since its inception on July 1, 1999, all periods ended February 28, 2015.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all financial services funds underlying variable insurance products (the "Performance Universe"). The report indicated that the Fund outperformed the Performance Universe over the one-, two-, four-, five-, and ten-year time periods, but underperformed over the three-year time period, all periods ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 3 out of 11 rolling five-year time periods and 1 out of 6 rolling ten-year time periods. The Independent Directors noted that the Fund outperformed the Lipper Variable Annuities-Financial Services category over all rolling five- and ten-year time periods, which means 11 out of 11 rolling five-year time periods and 6 out of 6 rolling ten-year time periods. The rolling five-year time period ended December 31 for each year from 2004 through 2014, while the rolling ten-year time period ended December 31 for each year from 2009 through 2014.

The Independent Directors considered Davis Financial Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average of its peer group, as determined by Lipper. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2016.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio ("Fund") delivered a negative return of 5.48% on net asset value for the six-month period ended June 30, 2015 ("Period"). Over the same Period, the Wilshire U.S. Real Estate Securities Index ("Index") declined 5.33%.

The sub-industries1 within the Index that reported the strongest performance over the Period were Specialized REITs and Real Estate Operating Companies. The sub-industries within the Index that reported the weakest performance over the Period were Health Care REITs, Industrial REITs, and Hotel & Resort REITs.

The Fund's Absolute Performance

Retail REITs were the most important detractor2 from the Fund's absolute performance over the Period. DDR3, Kite Realty Group Trust, Acadia Realty Trust, and Cedar Realty Trust were among the most important detractors from performance.

Industrial REITs were another important detractor from the Fund's absolute performance. Prologis and DCT Industrial Trust were among the most important detractors from performance.

Specialized REITs were an important contributor to the Fund's absolute performance. Public Storage and CyrusOne were among the most important contributors to performance. The Fund no longer owns Public Storage.

Real Estate Operating Companies were also an important contributor to the Fund's absolute performance. Forest City Enterprises was the most important contributor to performance.

Other detractors from performance during the Period were Corporate Office Properties Trust and Host Hotels & Resorts. Ventas, a holding from the Health Care REITs sub-industry, was a top contributor to the Fund during the Period, along with a number of holdings from the Office REITs sub-industry, such as Equinix, SL Green Realty, BioMed Realty Trust, and CoreSite Realty. The Fund no longer owns Host Hotels & Resorts, Equinix, SL Green Realty, BioMed Realty Trust or CoreSite Realty.

The Fund's Relative Performance

Office REITs were the most important detractor from the Fund's performance relative to the Index over the Period, primarily as a result of stock selection. The Fund and Index both reported negative performance returns for the Period; the Fund's Office REITs underperformed the corresponding sub-industry within the Index.

Retail REITs were also a detractor from the Fund's relative performance. The Fund's Retail REITs underperformed the corresponding sub-industry within the Index.

Health Care REITs were the most important contributor to the Fund's relative performance. The Fund and Index both reported negative performance returns for the Period; however, the Fund's Health Care REITs outperformed the corresponding sub-industry within the Index and the Fund benefited from a lower average weighting.

Real Estate Operating Companies were the second most important contributor to the Fund's relative performance. The Fund's Real Estate Operating Companies slightly underperformed the corresponding sub-industry within the Index, but the Fund benefited by holding a higher average weighting.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.
Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
1  The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2005

Average Annual Total Return for periods ended June 30, 2015

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	4.55%	11.79%	4.61%	8.45%	0.83%	0.83%
Standard & Poor's 500® Index	7.42%	17.34%	7.89%	4.50%
Wilshire U.S. Real Estate Securities Index	5.59%	14.74%	6.87%	10.78%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2015 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/15 Net Assets)		(% of 06/30/15 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	96.84%	Retail REITs	25.70%	23.69%
Common Stock (Foreign)	1.01%	Residential REITs	22.76%	19.06%
Convertible Bonds	0.64%	Office REITs	12.51%	18.67%
Preferred Stock	0.09%	Industrial REITs	11.45%	4.53%
Short-Term Investments	0.92%	Specialized REITs	8.34%	9.05%
Other Assets & Liabilities	0.50%	Health Care REITs	5.21%	12.26%
	100.00%	Real Estate Operating Companies	4.79%	0.70%
		Diversified REITs	2.78%	3.49%
		Diversified Real Estate Activities	2.24%	–
		Consumer Services	2.19%	0.28%
		Information Technology	1.02%	–
		Hotel & Resort REITs	1.01%	8.27%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/15 Net Assets)

Simon Property Group, Inc.	Retail REITs	6.84%
AvalonBay Communities, Inc.	Residential REITs	4.92%
Prologis, Inc.	Industrial REITs	3.57%
DCT Industrial Trust Inc.	Industrial REITs	3.21%
Boston Properties, Inc.	Office REITs	2.80%
Vornado Realty Trust	Office REITs	2.77%
Acadia Realty Trust	Retail REITs	2.72%
CyrusOne Inc.	Specialized REITs	2.53%
Kite Realty Group Trust	Retail REITs	2.51%
Equity Residential	Residential REITs	2.42%

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2015. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/15)	Ending Account Value (06/30/15)	Expenses Paid During Period* (01/01/15-06/30/15)

Actual	$1,000.00	$945.19	$4.00
Hypothetical	$1,000.00	$1,020.68	$4.16

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.83%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.85%)
CONSUMER DISCRETIONARY – (2.15%)
Consumer Services – (2.15%)
Extended Stay America, Inc.	11,580	$217,357
Hyatt Hotels Corp., Class A *	4,390	248,869
Total Consumer Discretionary		466,226
FINANCIALS – (94.69%)
Real Estate – (94.69%)
Real Estate Investment Trusts (REITs) – (88.40%)
Diversified REITs – (2.74%)
Cousins Properties, Inc.	21,380	221,924
Liberty Property Trust	11,520	371,175
		593,099
Health Care REITs – (5.13%)
Health Care REIT, Inc.	6,620	434,471
National Health Investors, Inc.	3,900	242,970
Ventas, Inc.	6,980	433,388
		1,110,829
Hotel & Resort REITs – (1.00%)
DiamondRock Hospitality Co.	16,800	215,208
Industrial REITs – (11.29%)
DCT Industrial Trust Inc.	22,120	695,452
EastGroup Properties, Inc.	3,130	176,000
First Industrial Realty Trust, Inc.	19,330	362,051
Prologis, Inc.	20,830	772,793
Terreno Realty Corp.	22,120	435,764
		2,442,060
Office REITs – (12.33%)
Alexandria Real Estate Equities, Inc.	5,820	509,017
Boston Properties, Inc.	5,010	606,410
Brandywine Realty Trust	17,640	234,259
Corporate Office Properties Trust	18,190	428,193
Highwoods Properties, Inc.	7,260	290,037
Vornado Realty Trust	6,320	599,958
		2,667,874
Residential REITs – (22.35%)
American Campus Communities, Inc.	11,830	445,873
American Homes 4 Rent, Class A	15,610	250,384
American Residential Properties, Inc.	27,460	508,010
Apartment Investment & Management Co., Class A	6,690	247,062
AvalonBay Communities, Inc.	6,660	1,064,734
Camden Property Trust	3,520	261,466
Education Realty Trust, Inc.	10,696	335,427
Equity Residential	7,460	523,468
Essex Property Trust, Inc.	2,160	459,000
Post Properties, Inc.	8,660	470,844
UDR, Inc.	8,410	269,372
		4,835,640
Retail REITs – (25.34%)
Acadia Realty Trust	20,200	588,022

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Brixmor Property Group, Inc.	12,750	$294,907
Cedar Realty Trust Inc.	51,900	332,160
DDR Corp.	22,270	344,294
Federal Realty Investment Trust	3,960	507,236
General Growth Properties, Inc.	19,110	490,363
Kite Realty Group Trust	22,219	543,699
Macerich Co.	4,600	343,160
Ramco-Gershenson Properties Trust	17,550	286,416
Retail Opportunity Investments Corp.	17,450	272,569
Simon Property Group, Inc.	8,550	1,479,321
		5,482,147
Specialized REITs – (8.22%)
American Tower Corp.	4,910	458,054
CatchMark Timber Trust Inc., Class A	33,180	383,893
Crown Castle International Corp.	3,780	303,534
CyrusOne Inc.	18,620	548,359
QTS Realty Trust Inc., Class A	2,330	84,928
		1,778,768
		19,125,625
Real Estate Management & Development – (6.29%)
Diversified Real Estate Activities – (2.20%)
Alexander & Baldwin Inc.	12,100	476,740
Real Estate Operating Companies – (4.09%)
Brookdale Senior Living Inc. *	13,820	479,554
Forest City Enterprises, Inc., Class A *	18,310	404,651
		884,205
		1,360,945
	Total Financials	20,486,570
INFORMATION TECHNOLOGY – (1.01%)
Software & Services – (1.01%)
InterXion Holding N.V. (Netherlands)*	7,900	218,435
	Total Information Technology	218,435
TOTAL COMMON STOCK – (Identified cost $21,459,006)		21,171,231
PREFERRED STOCK – (0.09%)
FINANCIALS – (0.09%)
Real Estate – (0.09%)
Real Estate Investment Trusts (REITs) – (0.09%)
Residential REITs – (0.09%)
Campus Crest Communities, Inc., 8.00%, Series A, Cum. Pfd.	750	18,563
TOTAL PREFERRED STOCK – (Identified cost $16,180)		18,563

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2015 (Unaudited)

		Principal	Value (Note 1)
CONVERTIBLE BONDS – (0.64%)
FINANCIALS – (0.64%)
Real Estate – (0.64%)
	Real Estate Management & Development – (0.64%)
	Real Estate Operating Companies – (0.64%)
	Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$80,000	$137,900
	TOTAL CONVERTIBLE BONDS – (Identified cost $80,000)		137,900
SHORT-TERM INVESTMENTS – (0.92%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/15, dated 06/30/15, repurchase value of $84,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.4109%- 4.00%, 02/20/30-06/01/45, total market value $85,680)	84,000	84,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 07/01/15, dated 06/30/15, repurchase value of $73,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.50%, 08/15/23-05/20/65, total market value $74,460)	73,000	73,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 07/01/15, dated 06/30/15, repurchase value of $42,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.481%- 4.00%, 08/01/27-06/01/45, total market value $42,840)	42,000	42,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $199,000)		199,000
	Total Investments – (99.50%) – (Identified cost $21,754,186) – (a)		21,526,694
	Other Assets Less Liabilities – (0.50%)		108,485
		Net Assets – (100.00%)	$21,635,179

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $21,765,203. At June 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$772,962
	Unrealized depreciation		(1,011,471)
		Net unrealized depreciation	$(238,509)

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2015 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$21,526,694
Cash	1,348
Receivables:
Capital stock sold	3,230
Dividends and interest	81,941
Investment securities sold	592,133
Prepaid expenses	238
Total assets	22,205,584
LIABILITIES:
Payables:
Capital stock redeemed	9,730
Investment securities purchased	528,161
Accrued investment advisory fee	13,089
Other accrued expenses	19,425
Total liabilities	570,405
NET ASSETS	$21,635,179
SHARES OUTSTANDING	1,725,694
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.54
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,726
Additional paid-in capital	22,620,701
Undistributed net investment income	465,168
Accumulated net realized losses from investments	(1,224,924)
Net unrealized depreciation on investments	(227,492)
Net Assets	$21,635,179

*Including:
Cost of Investments	$21,754,186

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$337,583
Interest		2,538
Total income		340,121
Expenses:
Investment advisory fees (Note 3)	$68,963
Custodian fees	10,704
Transfer agent fees	3,133
Audit fees	9,660
Legal fees	319
Accounting fees (Note 3)	1,002
Reports to shareholders	12
Directors' fees and expenses	5,863
Registration and filing fees	8
Miscellaneous	4,940
Total expenses		104,604
Net investment income		235,517
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
Investment transactions		1,696,190
Net realized gain		1,696,190
Net change in unrealized appreciation (depreciation)		(3,106,261)
Net realized and unrealized loss on investments		(1,410,071)
Net decrease in net assets resulting from operations		$(1,174,554)

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
OPERATIONS:
Net investment income	$235,517	$328,476
Net realized gain from investments and foreign currency transactions	1,696,190	2,117,203
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,106,261)	3,448,142
Net increase (decrease) in net assets resulting from operations	(1,174,554)	5,893,821
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(82,790)	(294,901)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(3,244,278)	(1,473,137)
Total increase (decrease) in net assets	(4,501,622)	4,125,783
NET ASSETS:
Beginning of period	26,136,801	22,011,018
End of period*	$21,635,179	$26,136,801

*Including undistributed net investment income of	$465,168	$312,441

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$466,226	$–	$–	$466,226
Financials	20,505,133	–	–	20,505,133
Information Technology	218,435	–	–	218,435
Convertible debt securities	–	137,900	–	137,900
Short-term securities	–	199,000	–	199,000
Total Investments	$21,189,794	$336,900	$–	$21,526,694

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2015.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011. At December 31, 2014, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$2,906,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2015 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2015 were $14,400,450 and $15,466,774, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2015 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2015, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2015 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	147,043	5,960	(391,388)	(238,385)
Value:	$2,019,638	$82,790	$(5,346,706)	$(3,244,278)

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	374,250	24,154	(518,708)	(120,304)
Value:	$4,421,152	$294,901	$(6,189,190)	$(1,473,137)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2015.

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2015	Year ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.31	$10.56	$10.83	$9.34	$8.69	$7.40
Income (Loss) from Investment Operations:
Net Investment Income	0.16	0.17	0.19	0.16	0.14	0.13
Net Realized and Unrealized Gains (Losses)	(0.88)	2.73	(0.33)	1.44	0.63	1.31
Total from Investment Operations	(0.72)	2.90	(0.14)	1.60	0.77	1.44
Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.15)	(0.13)	(0.11)	(0.12)	(0.15)
Total Dividends and Distributions	(0.05)	(0.15)	(0.13)	(0.11)	(0.12)	(0.15)
Net Asset Value, End of Period	$12.54	$13.31	$10.56	$10.83	$9.34	$8.69
Total Return[a]	(5.48)%	27.54%	(1.32)%	17.15%	8.89%	19.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,635	$26,137	$22,011	$28,068	$24,226	$25,269
Ratio of Expenses to Average Net Assets:
Gross	0.83%[b]	0.81%	0.81%	0.77%	0.81%	0.81%
Net[c]	0.83%[b]	0.81%	0.81%	0.77%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.88%[b]	1.34%	1.52%	1.55%	1.50%	1.58%
Portfolio Turnover Rate[d]	61%	54%	73%	51%	75%	43%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, annually determines whether to approve the continuance of each Davis Fund's Advisory Agreement with Davis Selected Advisers, L.P. and Sub-Advisory Agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2015. As part of this comprehensive review process, Davis Advisors provided the Independent Directors with material, including recent investment performance data, that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information that they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term, after all costs;

2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund, (ii) profitability of the Fund to Davis Advisors, (iii) the extent to which economies of scale might be realized if the Fund's net assets increase, and (iv) whether the fixed fee reflected those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds are more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly larger number of shareholders, and managing trading is more complex because of the greater frequency of fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Real Estate Portfolio underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, over all performance periods, which includes the one-, three-, five-, and ten-year time periods, as well as since its inception on July 1, 1999, all periods ended February 28, 2015. In reviewing the performance the Directors considered that the Fund is able to invest a limited amount of assets outside of REITs while the Wilshire U.S. Real Estate Securities Index as well as other funds provided in the report are primarily REIT only funds.

Lipper, an independent service provider, presented a report to the Independent Directors that compared the Fund to all real estate funds underlying variable insurance products (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe over all performance periods, which includes the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2014. The Fund outperformed the Lipper Index over the one- and four-year time periods and performed in-line with the Lipper Index during the five-year time period, all periods ended December 31, 2014.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. Real Estate Securities Index in 1 out of 11 rolling five-year time periods and outperformed the Lipper Variable Annuities-Real Estate category ("VA-RE") in 4 out of 11 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2014. The Fund underperformed the Wilshire U.S. Real Estate Securities Index and VA-RE Lipper category in all 6 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2014.

The Independent Directors considered Davis Real Estate Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Lipper. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2016.

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Davis Real Estate Portfolio

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 24, 2015

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 24, 2015